BUSINESS COMBINATIONS - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 28, 2022 USD ($) director $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Jul. 27, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares							$ 0.50
Stock conversion ratio (in shares) | shares					1
Pre-tax losses			$ 126,360	$ 20,944	$ 112,943		$ 9,974
Loss on impairment of goodwill			68,715	0	0	$ 68,715	0
Net revenue			92,373	73,760	218,138		142,472
Related party liability			26,123		23,698	26,123
Cost of goods sold			60,657	30,868	76,561		55,037
Obagi Vietnam Import Export Trading MTV Company Limited
Business Acquisition [Line Items]
Asset acquisition, inventory		$ 1,600
Related Party
Business Acquisition [Line Items]
Related party liability			$ 9,914		$ 5,856	$ 9,914
Obagi China Business | Related Party
Business Acquisition [Line Items]
Pre-tax losses				$ 8,000			$ 3,700
Class A Ordinary Shares
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Stock conversion ratio (in shares) | shares	1
Class B Ordinary Shares
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Waldencast plc | Class A Ordinary Shares | Obagi China Business | Related Party | Cedarwalk
Business Acquisition [Line Items]
Ownership interest in fully diluted Class A ordinary shares (percent)	24.50%
Obagi and Milk Business Combinations
Business Acquisition [Line Items]
Transaction costs			$ 9,400			$ 66,100
Cost of goods sold						10,000
Obagi and Milk Business Combinations | Related Party
Business Acquisition [Line Items]
Related party liability from merger	$ 22,100
Net revenue			12,200		$ 4,100
Obagi Merger
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.50
Shares exchanged	$ 345,400
Number of nominated directors | director	1
Obagi Merger | Class A Ordinary Shares
Business Acquisition [Line Items]
Shares exchanged (in shares) | shares	28,237,506
Milk Transaction
Business Acquisition [Line Items]
Shares exchanged	$ 121,600
Number of nominated directors | director	0
Milk Transaction | Limited Partnership Units
Business Acquisition [Line Items]
Shares exchanged (in shares) | shares	21,104,225
Milk Transaction | Class B Ordinary Shares
Business Acquisition [Line Items]
Shares exchanged (in shares) | shares	21,104,225
Obagi Skincare
Business Acquisition [Line Items]
Loss on impairment of goodwill			68,700		0	$ 68,715
Net revenue			61,090		117,651
Cost of goods sold			$ 44,973		$ 41,069
Obagi Skincare | Obagi and Milk Business Combinations | Related Party
Business Acquisition [Line Items]
Related party liability from merger	$ 22,100